Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended
	Sep. 17, 2018	Jul. 31, 2019	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000204431
Account Value [Line Items]
Line Graph and Table Measure Name			Anfield Universal Fixed Income ETF
Accumulated Value	$ 10,000	$ 10,052		$ 10,242	$ 10,209	$ 9,625	$ 10,090	$ 11,047	$ 11,736
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate 1-3 year Index (USD)
Accumulated Value	10,000	10,397		10,832	10,874	10,522	10,566	11,169	11,693
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA SOFR Overnight Rate Index
Accumulated Value	10,000	10,205		10,321	10,326	10,362	10,799	11,399	11,940
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,800		$ 11,893	$ 11,810	$ 10,733	$ 10,372	$ 10,901	$ 11,270